Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 174	$ 130
Foreign currency translation	3	38
Balance at the end of the period	$ 177	$ 168